Allowance for Loan Losses and Reserve for Unfunded Loan Commitments - Activity in the Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				$ 12,579				$ 12,759	$ 12,579	$ 12,759
Charge-offs									(911)	(1,463)
Recoveries									238	63
Net (charge-offs) recoveries									(673)	(1,400)
Provision for loan losses charged to expense	$ 500	$ 500	$ 400	250	$ 200	$ 420	$ 400	200	1,650	1,220
Ending Balance	13,556				12,579				13,556	12,579
SBA loans held for investment
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				1,576				1,961	1,576	1,961
Charge-offs									(293)	(557)
Recoveries									121	33
Net (charge-offs) recoveries									(172)	(524)
Provision for loan losses charged to expense									67	139
Ending Balance	1,471				1,576				1,471	1,576
SBA 504 loans
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				573				741	573	741
Charge-offs									(76)	0
Recoveries									2	0
Net (charge-offs) recoveries									(74)	0
Provision for loan losses charged to expense									(69)	(168)
Ending Balance	430				573				430	573
Commercial loans
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				6,729				6,309	6,729	6,309
Charge-offs									(151)	(775)
Recoveries									100	29
Net (charge-offs) recoveries									(51)	(746)
Provision for loan losses charged to expense									717	1,166
Ending Balance	7,395				6,729				7,395	6,729
Residential mortgage loans
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				2,593				2,769	2,593	2,769
Charge-offs									(55)	(101)
Recoveries									12	0
Net (charge-offs) recoveries									(43)	(101)
Provision for loan losses charged to expense									580	(75)
Ending Balance	3,130				2,593				3,130	2,593
Consumer loans
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				925				817	925	817
Charge-offs									(336)	(30)
Recoveries									3	1
Net (charge-offs) recoveries									(333)	(29)
Provision for loan losses charged to expense									538	137
Ending Balance	1,130				925				1,130	925
Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance				$ 183				$ 162	183	162
Charge-offs									0	0
Provision for loan losses charged to expense									(183)	21
Ending Balance	$ 0				$ 183				$ 0	$ 183